Post-employment benefit plans (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure Of Defined Benefit Plans Explanatory

Net asset / liability of defined benefit

plans
USD m
Major Swiss plans 31.12.24
1
31.12.23
Defined benefit obligation at the beginning of the year 15,748 12,539
Defined benefit obligation recognized upon the merger

of UBS AG and Credit Suisse AG
2
13,367
Current service cost 411 236
Interest expense 296 287
Plan participant contributions 244 163
Remeasurements 2,657 1,901
of which: actuarial (gains) / losses due to changes in demographic assumptions
18 45
of which: actuarial (gains) / losses due to changes in financial assumptions
2,011 1,168
of which: experience (gains) / losses
3
628 688
Curtailments (71) (3)
Benefit payments (1,420) (662)
Foreign currency translation (1,257) 1,288
Defined benefit obligation at the end of the year 29,977 15,748 of which: amounts owed to active members 16,758 9,336
of which: amounts owed to deferred members 0 0
of which: amounts owed to retirees 13,219 6,412
of which: funded plans 29,977 15,748
of which: unfunded plans 0 0
Fair value of plan assets at the beginning of the year 19,333 16,957
Fair value of plan assets recognized upon the merger of UBS AG and Credit Suisse AG
2
16,097
Return on plan assets excluding interest income 1,623 513
Interest income 369 393
Employer contributions

431 290
Plan participant contributions 244 163
Benefit payments (1,420) (662)
Administration expenses, taxes and premiums paid (15) (8)
Other movements 0 2
Foreign currency translation (1,527) 1,685
Fair value of plan assets at the end of the year 35,135 19,333
Surplus / (deficit) 5,158 3,585
Asset ceiling effect at the beginning of the year 3,585 4,418
Asset ceiling effect recognized upon the merger of UBS AG and

Credit Suisse AG
2 2,713
Interest expense on asset ceiling effect 68 102
Asset ceiling effect excluding interest expense and foreign currency translation on asset ceiling effect
(955) (1,332)
Foreign currency translation (270) 397
Asset ceiling effect at the end of the year 5,141 3,585
Net defined benefit asset / (liability) of major Swiss plans 17 0
Other plans
Net defined benefit asset / (liability) of other plans
4
203 (105)
Total net defined benefit asset / (liability) 220 (105)
of which: Net defined benefit asset 911 383
of which: Net defined benefit liability
5
(691) (487)
1 Including Credit Suisse AG

from 31 May 2024.

2 Refer to Note

2 for more information about

the merger of UBS AG and

Credit Suisse AG.

3 Experience (gains) /

losses are a component of

actuarial remeasurements
of the defined benefit obligation and reflect the effects

of differences between the previous actuarial assumptions and what has actually occurred.

4 Mainly relates to UK, US and German

plans.

5 Refer to Note
19c.

Income statement – expenses related to defined benefit plans
1
USD m
Major Swiss plans 31.12.24
2
31.12.23
Current service cost 411 236
Interest expense related to defined benefit obligation 296 287
Interest income related to plan assets (369) (393)
Interest expense on asset ceiling effect 68 102
Administration expenses, taxes and premiums paid 15 8
Curtailments (71) (3)
Other movements 1 0
Net periodic expenses recognized in net profit for major Swiss plans 353 236
Other plans
Net periodic expenses recognized in net profit for other plans
3
27 23
Total net periodic expenses recognized in net profit 380 259
1 Refer to Note 7.

2 Including Credit Suisse AG from 31 May 2024.

3 Includes differences between actual and estimated performance award accruals.

Other comprehensive income – gains / (losses) on defined benefit plans

USD m
Major Swiss plans 31.12.24
1
31.12.23
Other comprehensive income recognized upon the merger

of UBS AG and Credit Suisse AG
2
109
Remeasurement of defined benefit obligation (2,657) (1,901)
of which: change in discount rate assumption (2,102) (1,332)
of which: change in rate of salary increase assumption (168) (42)
of which: change in rate of pension increase assumption 0 0
of which: change in rate of interest credit on retirement savings assumption
257 207
of which: change in life expectancy 0 0
of which: change in other actuarial assumptions (17) (46)
of which: experience gains / (losses)
3
(628) (688)
Return on plan assets excluding interest income 1,623 513
Asset ceiling effect excluding interest expense and foreign currency translation 955 1,332
Total gains / (losses) recognized in other comprehensive income for major Swiss plans 30 (56)
Other plans
Total gains / (losses) recognized in other comprehensive income for other plans
4
(83) (47)
Total gains / (losses) recognized in other comprehensive income (53) (103)
of which: attributable to other comprehensive income

recognized upon the merger of UBS AG and Credit Suisse AG
2
53
of which: attributable to other comprehensive income

recognized for defined benefit plans during the period
5
(106) (103)
1 Including Credit Suisse AG

from 31 May 2024.

2 Refer to Note

2 for more information about

the merger of UBS AG and

Credit Suisse AG.

3 Experience (gains) /

losses are a component of

actuarial remeasurements
of the defined benefit obligation

and reflect the effects of

differences between the previous actuarial

assumptions and what has

actually occurred.

4 Mainly relates to UK,

US and German plans.

5 Refer to the
“Statement of comprehensive income”.

Disclosure of maturity analysis of expected benefit payments [text block]

Major Swiss defined benefit plans 31.12.24 31.12.23
Duration of the defined benefit obligation (in years) 13.3
1
14.1
Maturity analysis of benefits expected to be paid
USD m
Benefits expected to be paid within 12 months 2,095 811
Benefits expected to be paid between 1 and 3 years 3,392 1,627
Benefits expected to be paid between 3 and 6 years 5,043 2,552
Benefits expected to be paid between 6 and 11 years 7,718 4,233
Benefits expected to be paid between 11 and 16 years 6,607 3,878
Benefits expected to be paid in more than 16 years 20,622 13,751
1 The duration of the defined benefit obligation represents a weighted average across the UBS and Credit Suisse plans.

Disclosure of actuarial assumptions [text block]

Significant actuarial assumptions of

major Swiss defined benefit plans
In % 31.12.24
1
31.12.23
Discount rate 0.92 1.48
Rate of salary increase 2.80 2.36
Rate of pension increase 0.00 0.00
Rate of interest credit on retirement savings

2.02 2.48
1 Represents weighted average across the UBS and Credit Suisse plans.

Disclosure Of Sensitivity Analysis For Actuarial Assumptions Explanatory

Sensitivity analysis of significant actuarial

assumptions of major Swiss defined

benefit plans
1
Increase / (decrease) in defined benefit obligation
USD m 31.12.24 31.12.23
Discount rate
Increase by 50 basis points (1,667) (857)
Decrease by 50 basis points 1,893 973
Rate of salary increase
Increase by 50 basis points 166 120
Decrease by 50 basis points (167) (117)
Rate of pension increase
Increase by 50 basis points 1,315 639
Decrease by 50 basis points –
2
–
2
Rate of interest credit on retirement savings
Increase by 50 basis points 254 144
Decrease by 50 basis points (252) (144)
Life expectancy
Increase in longevity by one additional year 895 416
1 The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded.

2 As the assumed rate of pension
increase was 0 % as of 31 December 2024 and as of 31 December 2023, a downward change in assumption is not applicable.

Disclosure of composition and fair value of plan assets [text block]

Composition and fair value of Swiss defined

benefit plan assets
31.12.24 31.12.23
Fair value
Plan asset
allocation % Fair value
Plan asset
allocation %
USD m
Quoted
in an active
market Other Total
Quoted
in an active
market Other Total
Cash and cash equivalents 773 0 773 2 62 0 62 0
Equity securities

Foreign
0 1,216 1,216 3 0 0 0 0
Bonds

Domestic, AAA to BBB–
133 0 133 0 0 0 0 0
Real estate / property
Domestic 0 3,955 3,955 11 0 2,426 2,426 13
Foreign 0 617 617 2 0 576 576 3
Investment funds
Equity

Domestic 885 0 885 3 489 0 489 3
Foreign 5,645 1,177 6,822 19 3,283 1,244 4,526 23
Bonds
1
Domestic, AAA to BBB– 4,682 0 4,682 13 2,605 0 2,605 13
Domestic, below BBB– 8 0 8 0 0 0 0 0
Foreign, AAA to BBB– 8,902 0 8,902 25 4,073 0 4,073 21
Foreign, below BBB– 862 0 862 2 668 0 668 3
Real estate
Domestic 1,654 0 1,654 5 0 0 0 0
Foreign 385 67 451 1 0 45 45 0
Other 799 1,927 2,726 8 1,094 1,910 3,004 16
Other investments 218 1,231 1,449 4 378 481 859 4
Total fair value of plan assets 24,947 10,189 35,135 100 12,652 6,681 19,333 100
31.12.24 31.12.23
Total fair value of plan assets 35,135 19,333
of which: Investments in UBS Group AG
instruments
2
Bank accounts at UBS Group AG 782 69
UBS Group AG debt instruments 137 116
UBS Group AG shares 42 26
Securities lent to UBS Group AG
3
609 467
Property occupied by UBS Group AG 41 61
Derivative financial instruments, counterparty UBS Group
AG
3
(83) 302
1 The bond credit ratings

are primarily based on S&P’s credit

ratings. Ratings AAA to BBB– and

below BBB– represent investment grade and non-investment

grade ratings, respectively.

In cases where credit ratings
from other rating agencies were used, these were converted to the equivalent rating in S&P’s rating classification.

2 Bank accounts at UBS AG encompass accounts in the name of the Swiss pension funds. The other positions disclosed

in the

table encompass

both direct

investments in

UBS AG

instruments and

UBS Group

AG shares

and indirect

investments, i.e.

those made

through funds

that the

pension fund

invests in.

3 Securities lent to UBS AG and derivative

financial instruments are presented gross of any

collateral. Securities lent to UBS AG

were fully covered by collateral as

of 31 December 2024 and 31 December 2023.

Net
of collateral, derivative financial instruments amounted to negative USD 50 m as of 31 December 2024 (31 December 2023: negative USD 19 m).

Actuarial Assumption Of Mortality Rates [Member]
Disclosure Of Post-employment Benefit Plans Tables [Line Items]
Disclosure of actuarial assumptions [text block]

aged 65 aged 45
Swiss mortality table: BVG 2020 G with CMI 2023 projections
1
31.12.24 31.12.23 31.12.24 31.12.23
Life expectancy at age 65 for a male member currently 21.9 21.8 23.5 23.5
Life expectancy at age 65 for a female member currently 23.6 23.5 25.2 25.1
1 In 2023, BVG 2020 G with CMI 2022 projections was used.